Other assets	9 Months Ended
Sep. 30, 2023
Other assets
Other assets

11.Other assets

	September 30,	December 31,
	2023	2022
	(Unaudited)
Current
Partners in joint operations	973,170	871,409
Advanced payments to contractors and suppliers	948,594	679,829
Prepaid expenses	769,865	693,341
Trust funds	452,370	507,163
Related parties (Note 30)	108	1,087
Other	25,657	25,651
	3,169,764	2,778,480
Non-current
Wells abandonment and pension funds	619,324	568,066
Trust funds	349,638	184,464
Employee benefits	290,538	342,143
Advanced payments and deposits	75,602	87,684
Judicial deposits and judicial attachments	50,913	54,776
Other	234,578	216,214
	1,620,593	1,453,347